FSP INVESTMENT TRUST

________________________________________________________________________________

                        FRANKLIN STREET CORE EQUITY FUND

                           INSTITUTIONAL CLASS SHARES
________________________________________________________________________________

                                   SUPPLEMENT
                             Dated November 18, 2002

This Supplement to the Prospectus and Statement of Additional Information dated April 11, 2002 for the Institutional Class Shares of the Franklin Street Core Equity Fund ("Fund"), a series of the FSP Investment Trust, updates the Prospectus and Statement of Additional Information to include additional information as described below. For further information, please contact the Fund toll-free at 1-800-773-3863. You may also obtain additional copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.


o The sixth paragraph in the "Management of the Fund - Investment Advisor" section on page 6 of the Prospectus should read as follows:

Robert C. Eubanks, Jr. and Malcolm M. Trevillian will also be assisting with the management of the Fund. Mr. Eubanks served as a portfolio manager to the CCMI Equity Fund from inception until December 31, 2001. Mr. Eubanks, along with Mr. Thompson, were the two portfolio managers primarily responsible for managing CCMI Equity Fund's portfolio. Mr. Eubanks is the President of the Advisor and has served in that capacity since 1990. He is also President of Franklin Street Partners, Inc. In addition, he serves as Chief Investment Officer of Franklin Street Trust Company, an affiliate of the Advisor. Prior to founding Franklin Street Partners, Inc., he was co-founder and President of McMillion Eubanks
Capital Management in Greensboro, North Carolina. Mr. Trevillian is Vice President of the Advisor and has served in that capacity since joining the firm in 1994. Mr. Trevillian also serves as Vice President of Franklin Street Trust Company. Prior to joining the Advisor, he was a senior portfolio manager with First Union Capital Management. Mr. Trevillian is also a Chartered Financial Analyst (CFA) and a member of the Association for Investment Management and Research (AIMR).


o The second paragraph in the "Management and Other Service Providers - Investment Advisor" section on page 16 of the Statement of Additional Information should read as follows:

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. Robert C. Eubanks, Jr. (President of the Advisor), William B. Thompson, Jr. (a portfolio manager of the Advisor), and Malcolm M. Trevillian (Vice President of the Advisor) are responsible for the day-to-day management of the Fund's portfolio.


          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                              FSP INVESTMENT TRUST

________________________________________________________________________________

                        FRANKLIN STREET CORE EQUITY FUND

                              INVESTOR CLASS SHARES
________________________________________________________________________________

                                   SUPPLEMENT
                             Dated November 18, 2002

This Supplement to the Prospectus and Statement of Additional Information dated April 11, 2002 for the Investor Class Shares of the Franklin Street Core Equity Fund ("Fund"), a series of the FSP Investment Trust, updates the Prospectus and Statement of Additional Information to include additional information as described below. For further information, please contact the Fund toll-free at 1-800-773-3863. You may also obtain additional copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.


o The sixth paragraph in the "Management of the Fund - Investment Advisor" section on page 6 of the Prospectus should read as follows:

Robert C. Eubanks, Jr. and Malcolm M. Trevillian will also be assisting with the management of the Fund. Mr. Eubanks served as a portfolio manager to the CCMI Equity Fund from inception until December 31, 2001. Mr. Eubanks, along with Mr. Thompson, were the two portfolio managers primarily responsible for managing CCMI Equity Fund's portfolio. Mr. Eubanks is the President of the Advisor and has served in that capacity since 1990. He is also President of Franklin Street Partners, Inc. In addition, he serves as Chief Investment Officer of Franklin Street Trust Company, an affiliate of the Advisor. Prior to founding Franklin Street Partners, Inc., he was co-founder and President of McMillion Eubanks
Capital Management in Greensboro, North Carolina. Mr. Trevillian is Vice President of the Advisor and has served in that capacity since joining the firm in 1994. Mr. Trevillian also serves as Vice President of Franklin Street Trust Company. Prior to joining the Advisor, he was a senior portfolio manager with First Union Capital Management. Mr. Trevillian is also a Chartered Financial Analyst (CFA) and a member of the Association for Investment Management and Research (AIMR).


o The second paragraph in the "Management and Other Service Providers - Investment Advisor" section on page 16 of the Statement of Additional Information should read as follows:

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. Robert C. Eubanks, Jr. (President of the Advisor), William B. Thompson, Jr. (a portfolio manager of the Advisor), and Malcolm M. Trevillian (Vice President of the Advisor) are responsible for the day-to-day management of the Fund's portfolio.


          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------